Notes to the Consolidated Statements of Cash Flows - Additional Information (Detail)	12 Months Ended
	Oct. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)	Apr. 30, 2022 CAD ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash	$ 6,858,298			$ 4,128,174
Cash equivalents	590,000,000
Interest paid	$ 1,923,202	$ 519,769	$ 0